5. INCOME TAXES - Deferred Tax Asset (Details)- annual (Annual Member, USD $)	Dec. 31, 2013
Annual Member
Effect of net operating loss carry forward	$ 10,986,000
Less evaluation allowance	(10,986,000)
Net deferred tax asset